Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Finance Cost

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Interest expenses on convertible promissory note	883,759	893,001	1,045,611
Interest expenses on borrowings	211,306	380,447	701,637
Interest expenses on Convertible Notes	135,412	495,079	521,747
One-time expenses related to early redemption and extension of convertible promissory note (Note 34(a))	—	—	173,775
Interest expense s on lease liabilities	46,567	38,709	41,402
Interest expenses on unpaid consideration of convertible promissory note (Note 34(a))	—	—	16,162
Interest expenses on consolidated wealth management products	92,302	9,122	6,473
One-time expenses related to C-round restructuring	1,326,007	—	—
Interest expenses on convertible redeemable preferred shares	534,686	—	—
Bank interest income	(364,385)	(820,843)	(1,267,815)

	2,865,654	995,515	1,238,992